UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Schedule of Investments

January 31, 2019 (Unaudited)

Schedule of Investments LSV Small Cap Value Fund
	Shares	Value (000)
Common Stock (96.7%)
Aerospace & Defense (0.7%)
Moog, Cl A	16,400	$1,467
Vectrus*	43,300	1,091

		2,558

Agricultural Products (0.1%)
Fresh Del Monte Produce	8,200	262

Air Freight & Logistics (0.8%)
Atlas Air Worldwide Holdings*	43,500	2,315
Park-Ohio Holdings	16,500	536

		2,851

Aircraft (1.2%)
Hawaiian Holdings	87,300	2,796
SkyWest	31,800	1,620

		4,416

Apparel Retail (1.4%)
American Eagle Outfitters	60,700	1,282
Children’s Place	3,800	368
Express*	157,300	834
Genesco*	14,400	650
Shoe Carnival	50,300	1,855

		4,989

Asset Management & Custody Banks (3.3%)
BlackRock Capital Investment	180,000	1,111
BrightSphere Investment Group	119,700	1,481
Federated Investors, Cl B	98,600	2,576
Hercules Capital	46,200	607
Legg Mason	39,100	1,165
Medallion Financial*	845	4
New Mountain Finance	112,800	1,584
Oaktree Specialty Lending	161,900	790
PennantPark Investment	195,900	1,407
Prospect Capital	187,700	1,276

		12,001

Automotive (3.4%)
American Axle & Manufacturing Holdings*	136,500	2,018
Cooper Tire & Rubber	22,700	799
Cooper-Standard Holdings*	18,000	1,376
Dana	127,400	2,245
LCI Industries	15,700	1,294
Modine Manufacturing*	101,800	1,489
Stoneridge*	61,100	1,595
Tower International	51,800	1,507

		12,323

LSV Small Cap Value Fund
	Shares	Value (000)
Automotive Retail (1.2%)
Group 1 Automotive	28,100	$1,715
Penske Automotive Group	46,000	2,156
Sonic Automotive, Cl A	43,954	673

		4,544

Banks (17.3%)
Associated Banc-Corp	126,800	2,745
BankUnited	128,700	4,351
Berkshire Hills Bancorp	79,739	2,173
Camden National	58,300	2,362
Cathay General Bancorp	57,100	2,120
Central Pacific Financial	50,876	1,457
Citizens & Northern	8,504	213
Dime Community Bancshares	83,200	1,641
Federal Agricultural Mortgage, Cl C	18,700	1,323
Financial Institutions	47,033	1,261
First Busey	17,700	438
First Commonwealth Financial	162,700	2,213
First Defiance Financial	43,000	1,212
Flagstar Bancorp	40,000	1,234
Flushing Financial	24,600	546
FNB	243,500	2,837
Fulton Financial	158,700	2,547
Great Southern Bancorp	24,200	1,291
Hancock Whitney	107,700	4,424
Hanmi Financial	81,600	1,790
Hope Bancorp	210,211	3,008
Horizon Bancorp	42,975	694
IBERIABANK	27,900	2,062
Lakeland Bancorp	78,500	1,229
OFG Bancorp	113,400	2,198
Old National Bancorp	91,900	1,483
Peoples Bancorp	48,605	1,555
Popular	44,100	2,408
Republic Bancorp, Cl A	5,330	222
S&T Bancorp	41,000	1,575
TCF Financial	146,800	3,253
United Financial Bancorp	111,700	1,654
Walker & Dunlop	28,800	1,384
Washington Federal	92,100	2,679
WesBanco	300	12

		63,594

Broadcasting, Newspapers & Advertising (1.9%)
AMC Networks, Cl A*	46,100	2,902
Entercom Communications, Cl A	253,100	1,855
Sinclair Broadcast Group, Cl A	75,000	2,311

		7,068

Building & Construction (2.6%)
Beazer Homes USA*	85,000	1,065

Schedule of Investments

January 31, 2019 (Unaudited)

LSV Small Cap Value Fund
	Shares	Value (000)
Building & Construction (continued)
Builders FirstSource*	129,500	$1,712
KB Home	48,500	1,039
MDC Holdings	51,300	1,689
Meritage Homes*	30,100	1,357
NCI Building Systems*	123,300	1,006
TRI Pointe Group*	124,400	1,673

		9,541

Business Services (0.4%)
Avis Budget Group*	53,700	1,431

Chemicals (1.7%)
Chemours	36,725	1,313
Kraton*	47,800	1,348
Rayonier Advanced Materials	163,800	2,372
Stepan	11,900	1,046

		6,079

Coal & Consumable Fuels (0.5%)
Arch Coal	19,300	1,701

Commercial Printing (1.0%)
Deluxe	31,900	1,498
Ennis	58,370	1,158
LSC Communications	1,111	9
Quad	72,400	978
RR Donnelley & Sons	20,300	104

		3,747

Commercial Services (0.9%)
CSG Systems International	29,800	1,079
Sykes Enterprises*	84,300	2,324

		3,403

Commodity Chemicals (1.6%)
Cabot	27,900	1,308
Kronos Worldwide	87,300	1,150
Orion Engineered Carbons	39,900	1,101
Trinseo	48,700	2,389

		5,948

Computers & Services (0.0%)
DHI Group*	72,600	142

Consumer Products (0.2%)
Nautilus*	102,461	769

Diversified REIT’s (0.5%)
Lexington Realty Trust	175,400	1,686

Electrical Components & Equipment (0.9%)
Regal Beloit	43,000	3,301

LSV Small Cap Value Fund
	Shares	Value (000)
Electrical Services (1.8%)
Hawaiian Electric Industries	38,146	$1,419
NorthWestern	18,700	1,195
Portland General Electric	67,200	3,247
Unitil	17,700	928

		6,789

Financial Services (0.9%)
Navient	105,800	1,206
Nelnet, Cl A	19,700	1,036
Regional Management*	32,800	902

		3,144

Food Distributors (0.3%)
SpartanNash	57,800	1,199

Food, Beverage & Tobacco (0.7%)
Universal	47,400	2,735

Footwear (0.3%)
Deckers Outdoor*	8,200	1,053

Forest Products (0.4%)
Boise Cascade	58,200	1,599

Gas/Natural Gas (0.7%)
National Fuel Gas	43,000	2,464

General Merchandise Stores (0.3%)
Big Lots	31,900	1,006

Health Care Distributors (0.5%)
Patterson	87,200	1,944

Health Care REIT’s (1.0%)
Industrial Logistics Properties Trust	40,603	873
Sabra Health Care	137,000	2,814

		3,687

Health Care Supplies (0.3%)
Lantheus Holdings*	75,100	1,263

Homefurnishing Retail (0.7%)
Aaron’s	34,600	1,732
Haverty Furniture	37,700	768

		2,500

Hotel & Resort REIT’s (1.7%)
Braemar Hotels & Resorts	152,858	1,700
DiamondRock Hospitality	168,200	1,709
RLJ Lodging Trust	74,600	1,384
Xenia Hotels & Resorts	86,000	1,614

		6,407

Schedule of Investments

January 31, 2019 (Unaudited)

LSV Small Cap Value Fund
	Shares	Value (000)
Hotels & Lodging (0.0%)
Marcus	2,900	$129

Household Products, Furniture & Fixtures (0.3%)
Ethan Allen Interiors	58,600	1,112

Human Resource & Employment Services (0.9%)
Kelly Services, Cl A	64,600	1,447
Kforce	61,800	2,028

		3,475

Information Technology (0.9%)
AVX	74,300	1,319
Belden	34,084	1,827

		3,146

Insurance (4.3%)
American Equity Investment Life Holding	72,800	2,280
American National Insurance	19,600	2,728
Axis Capital Holdings	25,700	1,376
CNO Financial Group	212,800	3,805
HCI Group	24,929	1,181
Heritage Insurance Holdings	111,200	1,615
MGIC Investment*	141,400	1,765
Universal Insurance Holdings	24,600	928

		15,678

Internet Retail (0.2%)
PetMed Express	34,672	821

Leasing & Renting (1.0%)
Aircastle	74,900	1,561
Triton International	60,800	2,186

		3,747

Leisure Facilities (0.2%)
RCI Hospitality Holdings	39,159	874

Machinery (4.5%)
Briggs & Stratton	46,300	596
Global Brass & Copper Holdings	45,600	1,379
Greenbrier	24,600	1,043
Hurco	18,800	721
Hyster-Yale Materials Handling	18,100	1,260
Kennametal	36,000	1,353
Meritor*	74,800	1,547
Oshkosh	35,300	2,649
Terex	98,600	3,028
Timken	55,000	2,343
Wabash National	54,100	754

		16,673

LSV Small Cap Value Fund
	Shares	Value (000)
Marine (0.6%)
Matson	64,600	$2,165

Metal & Glass Containers (0.6%)
Owens-Illinois	114,000	2,288

Mortgage REIT’s (3.6%)
AG Mortgage Investment Trust	63,800	1,150
Apollo Commercial Real Estate Finance	54,000	983
Dynex Capital	204,988	1,234
Granite Point Mortgage Trust	16,110	314
Ladder Capital, Cl A	81,613	1,413
MFA Financial	182,900	1,340
New York Mortgage Trust	260,600	1,636
PennyMac Mortgage Investment Trust	59,100	1,196
Redwood Trust	80,700	1,302
Two Harbors Investment	94,100	1,373
Western Asset Mortgage Capital	118,800	1,136

		13,077

Office Equipment (1.7%)
ACCO Brands	126,500	1,117
Herman Miller	67,400	2,307
Pitney Bowes	116,600	841
Steelcase, Cl A	118,600	1,957

		6,222

Office REIT’s (1.5%)
City Office REIT	90,600	1,047
Franklin Street Properties	150,600	1,118
Kite Realty Group Trust	152,100	2,529
Office Properties Income Trust	21,008	673

		5,367

Oil & Gas Equipment & Services (0.5%)
McDermott International*	105,999	935
US Silica Holdings	58,900	794

		1,729

Paper & Paper Products (1.4%)
Clearwater Paper*	50,044	1,687
Domtar	47,200	2,214
Resolute Forest Products	156,620	1,222

		5,123

Petroleum & Fuel Products (4.1%)
Carrizo Oil & Gas*	125,800	1,545
Delek US Holdings	56,900	1,850
Denbury Resources*	480,000	974
Gulfport Energy*	257,300	2,159
Laredo Petroleum*	245,500	933

Schedule of Investments

January 31, 2019 (Unaudited)

LSV Small Cap Value Fund
	Shares	Value (000)
Petroleum & Fuel Products (continued)
PBF Energy, Cl A	74,300	$2,721
Renewable Energy Group*	55,700	1,609
Southwestern Energy*	439,000	1,918
SRC Energy*	296,100	1,457
VAALCO Energy*	50,400	93

		15,259

Pharmaceuticals (1.0%)
Innoviva*	100,200	1,713
Lannett*	55,200	412
Mallinckrodt*	74,300	1,624

		3,749

Printing & Publishing (0.1%)
CSS Industries	22,100	193

Real Estate Investment Trusts (REITs) (0.2%)
Summit Hotel Properties	79,900	892

Reinsurance (0.0%)
Maiden Holdings	44,304	57

Residential REIT’s (0.4%)
Preferred Apartment Communities, Cl A	99,100	1,576

Retail (3.0%)
Big 5 Sporting Goods	800	3
Brinker International	20,700	839
Container Store Group*	213,000	1,525
Del Frisco’s Restaurant Group*	67,310	533
Dick’s Sporting Goods	79,200	2,797
Dillard’s, Cl A	17,462	1,166
Ingles Markets, Cl A	16,700	477
Office Depot	571,300	1,685
Sally Beauty Holdings*	82,300	1,417
Signet Jewelers	28,200	687

		11,129

Retail REIT’s (0.7%)
Retail Value	263	8
SITE Centers	98,050	1,282
Washington Prime Group	225,600	1,281

		2,571

Semi-Conductors/Instruments (7.1%)
Advanced Energy Industries*	27,100	1,390
Amkor Technology*	239,200	1,914
Axcelis Technologies*	57,700	1,202
Benchmark Electronics	50,800	1,291
Cirrus Logic*	35,428	1,316
Cohu	66,727	1,170
Diodes*	58,481	1,967

LSV Small Cap Value Fund
	Shares	Value (000)
Semi-Conductors/Instruments (continued)
Fabrinet*	25,600	$1,455
Jabil	120,100	3,201
KEMET	91,400	1,620
Kimball Electronics*	88,900	1,437
Kulicke & Soffa Industries	67,700	1,525
Methode Electronics	43,800	1,128
Sanmina*	40,500	1,264
TTM Technologies*	95,700	1,099
Vishay Intertechnology	70,500	1,375
Vishay Precision Group*	25,700	859
ZAGG*	86,900	975

		26,188

Specialized REIT’s (3.6%)
ARMOUR Residential REIT	46,100	969
Ashford Hospitality Trust	234,933	1,163
Chatham Lodging Trust	53,000	1,071
CorEnergy Infrastructure Trust	42,600	1,526
Hersha Hospitality Trust, Cl A	75,400	1,397
Hospitality Properties Trust	65,100	1,736
Jernigan Capital	58,850	1,276
Outfront Media	67,100	1,392
Uniti Group	130,800	2,604

		13,134

Steel & Steel Works (0.3%)
Schnitzer Steel Industries, Cl A	47,500	1,150

Technology Distributors (1.5%)
ScanSource*	32,300	1,237
SYNNEX	18,500	1,790
Tech Data*	25,300	2,420

		5,447

Telephones & Telecommunications (0.5%)
Ciena*	46,900	1,786

Thrifts & Mortgage Finance (0.5%)
Radian Group	98,200	1,889

Trucking (0.4%)
Ryder System	26,000	1,506

TOTAL COMMON STOCK (Cost $366,844)		356,296

Schedule of Investments

January 31, 2019 (Unaudited)

LSV Small Cap Value Fund
	Number of Rights	Value (000)
Rights (0.0%)

Schulman Inc - CVR(1)*	1,395	$3

TOTAL RIGHTS (Cost $–)		3

	Face Amount (000)
Repurchase Agreement (2.7%)
Morgan Stanley 2.300%, dated 01/31/19, to be repurchased on 02/01/19, repurchase price $10,081 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $10,206, 1.875% - 3.750%, 11/15/21 - 11/15/43; total market value $10,283)	$10,081	10,081

TOTAL REPURCHASE AGREEMENT (Cost $10,081)		10,081

Total Investments – 99.5% (Cost $376,925)		$366,380

Percentages are based on Net Assets of $368,096 (000).

*    Non-income producing security.

(1) Expiration date not available.

Cl — Class

CVR – Contingent Value Right

REIT — Real Estate Investment Trust

The following is a list of the inputs used as of January 31, 2019, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$356,296	$—	$—	$356,296
Rights	—	3	—	3
Repurchase Agreement	—	10,081	—	10,081

Total
Investments in Securities	$356,296	$10,084	$—	$366,380

For the period ended January 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2019, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

LSV-QH-004-1200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 28, 2019